Segment Information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment information

6. Segment information

Geographical information

The Group’s non-current assets by the Company’s country of domicile were as follows:

	December 31, 2017	December 31, 2016
Switzerland	1,958,709	1,966,592
Total	1,958,709	1,966,592

Non-current assets exclude financial instruments.